                                                                    EXHIBIT 99.1

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-1
                       MONTHLY PERIOD ENDING: MAY 31, 2007

      The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the VFN 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:


The Monthly Period is:                   May 31, 2007
The Determination Date is:              June 11, 2007
The Record Date is:                      May 31, 2007
The Transfer Date is:                   June 14, 2007
The Distribution Date is:               June 15, 2007
The Controlled Accumulation Date is:    April 1, 2009
The Interest Period begins:            April 24, 2007
The Interest Period ends:               June 14, 2007
Number of days in Interest Period:                 52

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A. INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1. Number of Accounts at Beginning of Monthly Period                         2,118,913
   Number of Accounts at End of Monthly Period                               2,118,746
   Average Account Balance at End of Monthly Period                $            954.68


2. Principal Receivables

   (a) Beginning of the Monthly Period                             $  2,044,365,716.93
   (b) End of the Monthly Period                                   $  1,996,963,754.20
   (c) Average Principal Receivables                               $  1,997,561,212.38

3. Increase in Principal Receivables from Account Additions                          -
   Increase in Finance Charge Receivables from Account Additions                     -
   Increase in Total Receivables from Account Additions                              -

4. Decrease in Principal Receivables from Removed Accounts                           -
   Decrease in Finance Charge Receivables from Removed Accounts                      -
   Decrease in Total Receivables from Removed Accounts                               -

5. Delinquent Balances

   Delinquency         Aggregate Account     Percentage of
    Category               Balance         Total Receivables
--------------------   -----------------   -----------------
(a) 30 to 59 days       $ 19,465,701.87         0.96%
(b) 60 to 89 days       $ 13,550,184.17         0.67%
(c) 90 to 119 days      $ 12,103,328.71         0.60%
(d) 120 to 149 days     $  9,182,583.15         0.45%
(e) 150 or more days    $  8,842,069.65         0.44%
    Total:              $ 63,143,867.55         3.12%

6. Aggregate amount of Collections

   (a) Total Collections                                           $  412,850,224.67
   (b) Total Collections of Principal Receivables                  $  380,781,149.39
   (c) Total Collections of Finance Charge Receivables             $   32,069,075.28
   (d) Aggregate Allocation Percentages for Outstanding Series                 90.49%
   (e) Aggregate Allocation Percentage of Collections of
       Principal Receivables                                                   90.49%
   (f) Aggregate Allocation Percentage of Collections of
       Finance Charge Receivables                                              90.49%

7. Aggregate amount of Principal Receivables in Accounts which
   became Defaulted Accounts during the Monthly Period             $   12,739,669.14

8. Servicer Interchange amount                                     $      791,666.67

9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

   (a) Interchange                                                 $    6,028,830.62
   (b) Recoveries                                                  $    2,555,909.92
   (c) Finance Charges and Fees                                    $   32,069,075.28
   (d) Discount Receivables                                        $               -
                                                                   -----------------
       Total                                                       $   40,653,815.82

10. Aggregate Uncovered Dilution Amount for the Monthly Period     $               -

11. End of Monthly Period Trust Receivables                        $2,022,730,339.05

B. OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)

   (a) At end of prior Distribution Date                           $1,850,000,000.00
   (b) Increase due to new securities issued                       $               -
   (c) Decrease due to principal payments                          $               -
   (d) Increases in variable securities                            $               -
   (e) Decreases in variable securities                            $               -
   (f) At end of Distribution Date                                 $1,850,000,000.00

C. INFORMATION REGARDING THE SERIES 2007-1 NOTES

1. Collateral Amount at the close of business on the prior
   Distribution Date                                               $  500,000,000.00

   (a) Reductions due to Investor Charge-Offs (including
       Uncovered Dilution Amounts) made on the related Distribution
       Date                                                        $               -
   (b) Reimbursements to be made on the related Distribution
       Date from Available Finance Charge Collections              $               -
   (c) Collateral Amount at the close of business on the           $  500,000,000.00
       Distribution Date

2. Note Principal Balance at the close of business on the Distribution Date during the monthly period

   (a) Class A Note Principal Balance                              $  411,250,000.00
   (b) Class B Note Principal Balance                              $   40,000,000.00
   (c) Class C Note Principal Balance                              $   48,750,000.00
                                                                   -----------------
         Total Note Principal Balance                              $  500,000,000.00

3. Series Allocation Percentages for the Monthly Period

   (a) Principal Collections                                                   24.46%
   (b) Finance Charge Collections                                              24.46%
   (c) Default Amounts                                                         24.46%

4. Investor Principal Collections processed during the Monthly
   Period and allocated to the Series                              $   93,139,069.14

5. Excess Principal Collections available from other Group I
   Series allocated to the Series                                  $               -

6. Aggregate amounts treated as Available Principal
   Collections pursuant to subsections 4.04(a)(v) and (vi)
   of the related Indenture Supplement                             $    3,116,123.07

7. Reallocated Principal Collections (up to the Monthly
   Principal Reallocation Amount) applied pursuant to
   Section 4.06 of the related Indenture Supplement                $               -

8. AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                       $   96,255,192.21

9. Principal Accumulation Investment Earnings                      $               -

10. Investor Finance Charge Collections (including Interchange
    and Recoveries) processed during the Monthly Period            $    9,943,923.35

11. Excess Finance Charge Collections from Group I allocated to the                       $              -
    Series

12. Reserve Account withdrawals pursuant to Section 4.10(b) or (d)
    of the related Indenture Supplement                                                   $              -

13. Excess amounts from Spread Account to be treated as Available Finance
    Charge Collections pursuant to Section 4.11(g) of the related Indenture Supplement    $      20,879.62


14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)                                  $   9,964,802.97

15. Available Finance Charge Collections were allocated in the following priority:

    (a) Class A Noteholders,
        Class A Monthly Interest                                                          $   3,192,156.77
        Class A Interest Shortfall                                                        $              -
        Class A Default Amount                                                            $              -
        Class A Default Amount previously due but not distributed                         $              -
        Total                                                                             $   3,192,156.77

    (b) Class B Noteholders,
        Class B Monthly Interest                                                          $     319,727.78
        Class B Interest Shortfall                                                        $              -
        Class B Default Amount                                                            $              -
        Class B Default Amount previously due but not distributed                         $              -
        Total                                                                             $     319,727.78

    (c) to Servicer, the Noteholder Servicing Fee
        (after adjustment for Servicer Interchange shortfall, if any)                     $   1,055,555.56


    (d) Class C Noteholders,
        Class C Monthly Interest                                                          $     407,272.40
        Class C Interest Shortfall                                                        $              -
        Class C Default Amount                                                            $              -
        Class C Default Amount previously due but not distributed                         $              -
        Total                                                                             $     407,272.40

    (e) Investor Default Amount and Uncovered Dilution Amount
        were included in Available Principal Collections                                  $   3,116,123.07

    (f) Investor Charge-Offs and Reallocated Principal Collections not
        previously reimbursed were included in Available Principal
        Collections                                                                       $              -

    (g) to Reserve Account, excess of Required Reserve Account
        Amount over the Available Reserve Account Amount                                  $              -

    (h) to Spread Account, excess of Required Spread Account                              $              -
        Amount over the Available Spread Account Amount

    (i) balance constitutes Excess Finance Charge Collections                             $   1,873,967.39

16. Available Principal Charge Collections were allocated in the following priority:

    (a) during Revolving Period, treated as Excess Principal                              $  96,255,192.21
        Collections

    (b) with respect to Accumulation Period,
        (i)   Monthly Principal deposited to Principal Accumulation Account           $              -
        (ii)  balance treated as Excess Principal Collections                         $              -

    (c) with respect to Rapid Amortization Period,
        (i)   Monthly Principal to Class A Noteholders up to
              Class A Note Principal Balance                                          $              -
        (ii)  Monthly Principal to Class B Noteholders up to
              Class B Note Principal Balance                                          $              -
        (iii) Monthly Principal to Class C Noteholders up to
              Class C Note Principal Balance                                          $              -
        (iv)  balance treated as Excess Principal Collections                         $              -

17. Excess funds were allocated in the following order of priority:

    (a) Excess Finance Charge Collections,
        (i)   to other Excess Allocation Series in Group One, for
              finance charge shortfalls                                               $              -
        (ii)  to the Successor Servicer, for any upaid excess
              servicing fees
                         For this Series                                              $              -
                         For other Series                                             $              -
        (iii) the balance to Holder of the Transferor Interest                        $   1,873,967.39

    (b) Excess Principal Collections,
            (i) to other Excess Allocation Series in Group One, for
                principal shortfalls                                                  $              -
            (ii) to be applied as principal for variable funding
                 Certificateds or Notes in Group One                                  $              -
            (iii) the balance to Holder of the Transferor Interest                    $  96,255,192.21

18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

    (a) Default Amount                                                                $  12,739,669.14
    (b) Allocation Percentage (B.3.(c) above)                                                    24.46%
                                                                                     -----------------
    (c) Total Investor Default Amount (axb)                                           $   3,116,123.07

19. The aggregate amount of Uncovered Dilution Amount allocated to the Series for the Monthly Period

    (a) Dilutions not covered by Transferor                                           $              -
    (b) Series Allocation Percentage (as defined in the related Indenture
        Supplement)                                                                              24.46%
                                                                                     -----------------
    (c) Total Uncovered Dilution Amount (axb)                                         $               -

20. The aggregate amount of Investor Charge-Offs (including any
    Uncovered Dilution Amount not covered by the Transferor)
    for the Monthly Period                                                            $               -

21. Ratings of the Class A Notes
    Moody's                                                                                         Aaa
    S&P                                                                                             AAA
    Fitch                                                                                           N/A

22.   Ratings of the Class B Notes
      Moody's                                                                                        A2
      S&P                                                                                             A
      Fitch                                                                                         N/A

23.   Ratings of the Class C Notes
      Moody's                                                                                      Baa2
      S&P                                                                                           BBB
      Fitch                                                                                         N/A

24.   Note Interest Rate for the Monthly Period
      (a) Class A Note Interest Rate                                                            7.45569%
      (b) Class B Note Interest Rate                                                            7.67767%
      (c) Class C Note Interest Rate                                                            8.02453%

25.   Ending Note Principal Balance on the Distribution Date, after  taking into account distributions on the Notes:
      (a) Class A Note Principal Balance                                              $  411,250,000.00
      (b) Class B Note Principal Balance                                              $   40,000,000.00
      (c) Class C Note Principal Balance                                              $   48,750,000.00
                                                                                      -----------------
      Total Note Principal Balance                                                    $  500,000,000.00

D. QUARTERLY NET YIELD

                                                                      5/31/2007                  4/30/2007              3/31/2007
                                                                    Monthly Period            Monthly Period         Monthly Period
                                                                    --------------            --------------         --------------
Yield                                                                  19.10%
Less Investor Default Amt (18c)                                         5.99%
Less Uncovered Dilution Amt (19c)                                       0.00%
                                                                       ------------------------------------------------------------
 (a) Portfolio Yield                                                   13.12%

Monthly Interest                                                        5.50%
Plus Noteholder Servicing Fee                                           2.00%
                                                                       ------------------------------------------------------------
 (b) Base Rate                                                          7.50%
                                                                       ------------------------------------------------------------

 (a)-(b) = Net Yield Percentage                                         5.61%                     6.80%                   7.20%

 Quarterly Net Yield for the Distribution Date                          6.54%

E. INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1.  Opening Principal Accumulation Account Balance on the Distribution Date           $0.00
    for the

2.  Controlled Deposit Amount to be deposited to the Principal Accumulation           $0.00
    Account on
    (a) Controlled Accumulation Amount                                                $0.00
    (b) Accumulation Shortfall                                                        $0.00
    (c) Controlled Deposit Amount (a+b)                                               $0.00

3.  Amounts withdrawn from the Principal Accumulation Account for distribution to
    (a) Distribution in reduction of the Class A Notes                                $0.00
    (b) Distribution in reduction of the Class B Notes                                $0.00
    (c) Distribution in reduction of the Class C Notes                                $0.00

4.  Principal Accumulation Account ending balance after deposit or
    withdrawal on the Distribution Date                                               $0.00

F. INFORMATION REGARDING THE SPREAD ACCOUNT


1.  Opening Available Spread Account Amount on the Distribution Date for the

2.  Aggregate amount required to be withdrawn pursuant to Section 4.11(c)
    of the related Indenture Supplement for distribution to Class C
    Noteholders pursuant to Section 4.04 (a)(iv)                                 $             -

3.  Aggregate amount required to be withdrawn pursuant to Section 4.11(d)
    or 4.11(e) for distribution in reduction of the Class C Note Principal
    Balance                                                                      $             -

4.  Spread Account Percentage for the Distribution Date for the                             1.00%
    Monthly Period

5.  Closing Required Spread Account Amount for the Distribution
    Date for the Monthly Period                                                  $  5,000,000.00


6.  Amount on deposit in Spread Account after required withdrawals on the
    Distribution Date for the Monthly Period (1-(2+3))                           $  5,000,000.00

7.  Spread Account Deficiency, if any (5 MINUS 6)                                $             -

8.  Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)               $             -

9.  Remaining Spread Account Deficiency, if any (7 minus 8)                      $             -

10. Spread Account Surplus, if any (6 minus 5), included in Available
    Finance Charge Collections                                                   $             -

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

1.  Reserve Account Funding Date

2.  Opening Available Reserve Account Amount on the Distribution Date for
    the Monthly Period                                                           $             -

3.  Aggregate amount required to be withdrawn pursuant to Section 4.10(d)
    for inclusion in Available Finance Charge Collections:
    (a) Covered Amount                                                           $             -
    (b) Principal Accumulation Investment Earnings                               $             -
    (c) Reserve Draw Amount (a MINUS b)                                          $             -

4.  Required Reserve Account Amount                                              $             -

5.  Reserve Account Surplus (4-(2-3))                                            $             -

H.   INFORMATION REGARDING ACCUMULATION PERIOD

1.  Accumulation Period Length (months)                                                        -

2.  Controlled Accumulation Amount (as recalculated, if Accumulation
    Period Length is shortened pursuant to Section 4.13)                        $              -

      IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of June, 2007.

                                                FIRST NATIONAL BANK OF OMAHA,
                                                Servicer

                                                By: ____________________________
                                                Name: Karlyn M. Knieriem
                                                Title: Vice President

                                  ATTACHMENT 1
                                       TO
                      FORM OF MONTHLY REPORT TO NOTEHOLDERS

                             SERVICER'S CERTIFICATE

The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement dated as of October 24, 2002, as amended (the "Transfer and Servicing Agreement"), by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

1.    The Transferor Interest is less than Minimum Transferor interest                             No

      (a)   Transferor Interest as of the end of the Related Monthly Period           $   146,963,754

      (b)   Minimum Transferor Interest as of the end of the Related Monthly
            Period                                                                    $   139,787,463

2.    The Aggregate Principal Receivables is less than the Minimum Aggregate
      Principal Receivables                                                                        No

      (a)   Aggregate Principal Receivables as of the end of the Related Monthly
            Period                                                                    $ 1,996,963,754

      (b)   Minimum Aggregate Principal Receivables as of the end of the Related
            Monthly Period                                                            $ 1,850,000,000

3.    Are there any material modifications, extensions or waivers to pool asset
      terms, fees, penalties, or payments? If yes, please describe.                                No

4.    Are there any material breaches of representations and warranties relating to the pool assets or material breaches of covenants under the Transaction
      Documents? If yes, please describe.                                                          No

5.    Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new
      pool assets? If yes, please describe.                                                        No

6.    Are there any material changes to the pool assets? If yes, please
      describe.                                                                                    No

           IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of June, 2007.

                                                  FIRST NATIONAL BANK OF OMAHA,
                                                  Servicer

                                                  By:__________________________
                                                  Name: Karlyn M. Knieriem
                                                  Title: Vice President